CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (43,701,277)	$ (6,100,463)	¥ (51,435,840)	¥ (61,476,392)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(6,226)	(869)	933,995	(6,116,000)
Amortization of offering cost of warrants			0	1,483,306
Provision for credit losses	(2,856,803)	(398,794)	4,086,505	(9,038,985)
Restricted shares issued for management and employees	10,279,881	1,435,016	22,427,682	26,191,707
Accrued interest income from loans to third parties	(5,288,121)	(738,193)	(6,998,866)	(7,997,961)
Accrued interest income from short-term investment	(17,411)	(2,430)	(885,394)	(2,901,955)
Restricted shares issued for services			1,070,143	5,805,840
Net cash used in operating activities	(33,771,174)	(4,714,270)	(43,747,933)	(51,688,331)
Cash flows from investing activities:
Repayments of loans to third parties	100,478,982	14,026,325	117,522,129	40,113,311
Payments made for loans to third parties	(140,490,800)	(19,611,759)	(196,437,504)	(103,146,761)
Payments for short-term investments	(3,581,800)	(500,000)	(203,481,600)	(290,051,964)
Redemption of short-term investments	87,239,515	12,178,167	300,863,518	108,769,464
Net cash (used in) provided by investing activities	33,712,984	4,706,152	2,984,976	(245,224,673)
Cash flows from financing activities:
Proceeds from sale of common share, net of issuance costs	(2,529,724)	(353,136)	77,711,533	28,174,993
Proceeds from sale of prefunded warrants, net of issuance costs			0	3,750,282
Redemption of warrants	0	0	(32,617,499)	0
Net cash (used in) provided by financing activities	(3,273,347)	(456,942)	45,024,057	56,383,273
Effect of exchange rate fluctuation on cash	(8,626,292)	(1,204,184)	1,722,165	27,688,659
Net increase (decrease) in cash	(11,957,829)	(1,669,245)	5,983,265	(212,841,072)
Cash, beginning of year	109,991,674
Cash, end of year	98,874,577	13,802,361	109,991,674
RECON TECHNOLOGY LTD
Cash flows from operating activities:
Net loss	(42,588,554)	(5,945,133)	(49,871,259)	(59,167,301)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(6,226)	(869)	933,995	(6,116,000)
Amortization of offering cost of warrants				1,483,306
Provision for credit losses				(4,141,588)
Restricted shares issued for management and employees	10,279,881	1,435,016	22,427,682	26,191,707
Accrued interest income from loans to third parties	(8,253,064)	(1,152,083)	(4,058,536)
Accrued interest income from short-term investment	(17,411)	(2,430)	(885,394)
Restricted shares issued for services			1,070,143	5,805,840
Equity in earnings of subsidiaries and VIEs	23,597,266	3,294,051	22,311,446	25,039,453
Other current assets	(89,032)	(12,430)	3,743,536	(8,396,555)
Other current liabilities	(261,185)	(36,460)	(1,474,244)	(3,587,540)
Net cash used in operating activities	(17,338,325)	(2,420,338)	(5,802,631)	(22,888,678)
Cash flows from investing activities:
Repayments of loans to third parties	100,000,000	13,959,462	75,987,831	32,413,311
Payments made for loans to third parties	(21,490,800)	(3,000,000)	(165,837,504)	(79,546,761)
Payments for short-term investments	(3,581,800)	(500,000)	(87,206,400)
Redemption of short-term investments	87,239,515	12,178,167
Due from intercompany, VIEs and VIEs' subsidiaries	(92,151,863)	(12,863,904)	(84,211,565)	(86,300,464)
Net cash (used in) provided by investing activities	70,015,052	9,773,725	(261,267,638)	(133,433,914)
Cash flows from financing activities:
Proceeds from warrants issued with common share				17,493,069
Proceeds from sale of common share, net of issuance costs	(2,529,724)	(353,136)	77,711,533	28,174,993
Proceeds from sale of prefunded warrants, net of issuance costs				3,750,282
Redemption of warrants			(32,617,499)
Net cash (used in) provided by financing activities	(2,529,724)	(353,136)	45,094,034	49,418,344
Effect of exchange rate fluctuation on cash	(7,681,843)	(1,072,344)	2,302,664	46,211,878
Net increase (decrease) in cash	42,465,160	5,927,907	(219,673,571)	(60,692,370)
Cash, beginning of year	16,473,018	2,299,545	236,146,589	296,838,959
Cash, end of year	¥ 58,938,178	$ 8,227,452	¥ 16,473,018	¥ 236,146,589